ALYSON SAAD
2nd Vice President and Counsel
Writer's Direct Number: (205) 268-2984
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220
E-mail: alyson.saad@protective.com

November 24, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:
Protective Life Insurance Company
PLICO Variable Annuity Account S, No. 811-23593
Schwab Genesis Variable Annuity, No. 333-240192
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4

Dear Commissioners:

Protective Life Insurance Company (the “Company”) is transmitting for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement referenced above for certain flexible premium deferred variable and fixed annuity contracts (the “Contracts”) issued by the Company.  The pre-effective amendment filing has been marked to show all changes since the filing of the initial registration statement on Form N-4, which was filed with the Commission on July 30, 2020.

Please find attached acceleration requests from the Company and the underwriter of the contracts, requesting an effective date of December 1, 2020 for the registration statement.

If you have any questions, or require any additional information, please contact me at 205.268.2984. You may also contact Thomas Bisset with Eversheds Sutherland (US) LLP at 202.383.0118.  We thank you for your assistance with this filing.

Very truly yours,

            /s/ Alyson Saad

Alyson Saad
2nd Vice President and Counsel